GUARANTOR FINANCIAL INFORMATION - Additional Information - Q2 (Details)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 08, 2013
5 3/4% Senior Notes due 2021 [Member]
Condensed Financial Statements, Captions [Line Items]
Stated interest rate	5.75%	5.75%	5.75%	5.75%